UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23086

WP Trust

(Exact name of registrant as specified in charter)

129 NW 13th Street Suite D-26 Boca Raton, FL	33432
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 950-9112

Date of fiscal year end: 02/28/2018

Date of reporting period: 11/30/2017

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS

November 30, 2017 (Unaudited)

EXCHANGE TRADED FUND - 4.68%	Shares	Fair Value
Guggenheim Ultra Short Duration ETF	78,031	$3,932,763
SPDR S&P 500 ETF Trust	1	265
TOTAL EXCHANGE TRADED FUND (Cost $3,925,168)		3,933,028

OPTIONS PURCHASED (Cost $17,062,026) - 23.15% (b)		19,477,863

SHORT-TERM INVESTMENTS - 81.41%
Federated Government Obligations Fund - Institutional Shares, 0.94% (a) (c) (e)	68,485,972	68,485,972
TOTAL SHORT-TERM INVESTMENTS (Cost $68,485,972)		68,485,972

TOTAL INVESTMENTS (Cost $89,473,166) – 109.24%		$91,896,863

OPTIONS WRITTEN (Proceeds $621,622) - (1.28)% (d)		(1,081,569)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (7.96)%		(6,693,633)

NET ASSETS - 100%		$84,121,661

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at November 30, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.
(e)	A copy of the Federated Government Obligations Fund - Institutional Shares annual report can be found at http://www.federatedinvestors.com.

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND

SCHEDULE OF PURCHASED OPTIONS

November 30, 2017 (Unaudited)

OPTIONS PURCHASED - 23.15%

	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value
CALL OPTIONS PURCHASED - 19.22%
CBOE S&P 500 Index	360	$81,000,000	$2,250	6/15/2018	$15,224,400
CBOE S&P 500 Index	100	$26,550,000	$2,655	12/1/2017	76,063
CBOE S&P 500 Index	100	$26,500,000	$2,650	12/8/2017	105,000
CBOE S&P 500 Index	200	$53,000,000	$2,650	12/29/2017	449,400
CBOE S&P 500 Index	200	$53,400,000	$2,670	12/29/2017	316,000
TOTAL CALL OPTIONS PURCHASED (Cost $13,195,180)					16,170,863

	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value
PUT OPTIONS PURCHASED - 3.93%
CBOE S&P 500 Index	600	$23,600,000	$2,225	12/21/2018	3,096,000
SPDR S&P 500 ETF Trust	1,000	$24,200,000	$2,630	12/20/2017	211,000
TOTAL PUT OPTIONS PURCHASED (Cost $3,866,846)					3,307,000

TOTAL OPTIONS PURCHASED (Cost $17,062,026)					$19,477,863

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND

SCHEDULE OF WRITTEN OPTIONS

November 30, 2017 (Unaudited)

OPTIONS WRITTEN - 1.28%

	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value
CALL OPTIONS WRITTEN - 1.00%
CBOE S&P 500 Index	200	$53,300,000	$2,665	12/1/2017	$76,814
CBOE S&P 500 Index	100	$26,600,000	$2,660	12/8/2017	70,500
CBOE S&P 500 Index	400	$106,400,000	$2,660	12/29/2017	698,000
TOTAL CALL OPTIONS WRITTEN (Proceeds $302,497)					845,314

	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value
PUT OPTIONS WRITTEN - 0.28%
CBOE S&P 500 Index	91	$23,842,000	$2,620	12/1/2017	11,755
CBOE S&P 500 Index	139	$36,487,500	$2,625	12/1/2017	17,075
CBOE S&P 500 Index	44	$11,462,000	$2,605	12/8/2017	16,060
CBOE S&P 500 Index	6	$1,566,000	$2,610	12/8/2017	2,365
SPDR S&P 500 ETF Trust	1,000	$263,000,000	$2,630	12/15/2017	189,000
TOTAL PUT OPTIONS WRITTEN (Proceeds $319,125)					236,255

TOTAL OPTIONS WRITTEN (Proceeds $621,622)					$1,081,569

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

November 30, 2017 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the IPS Strategic Capital Absolute Return Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees. All investments in securities are recorded at their estimated fair value, as described below.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level	1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•Level	2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•Level	3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

November 30, 2017 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Options that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of

November 30, 2017.

IPS Strategic Capital Absolute Return Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$3,933,028	-	-	$3,933,028
Call Options Purchased	16,170,863	-	-	16,170,863
Put Options Purchased	3,307,000			3,307,000
Short-Term Investments	68,485,972	-	-	68,485,972
Total Assets	$91,896,863	$-	$-	$91,896,863

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$845,314	$-	$-	$845,314
Put Options Written	236,255	-	-	236,255
Total Liabilities	$1,081,569	$-	$-	$1,081,569

(1)	As of and during the nine month period ended November 30, 2017, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2)	All exchange traded funds (“ETFs”) held in the Fund are level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the nine month period ended November 30, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

November 30, 2017 (Unaudited)

Options – selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Exchange-Traded Funds and Money Market Funds – The Fund may invest in Exchange Traded Funds (“ETFs”) and money market mutual funds ("MM Funds"). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs and MM Funds are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF and MM Fund shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs and MM Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and MM Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

From time to time, the Fund may invest greater than 25% of its net assets in one security. As of November 30, 2017, the Federated Government Obligations Fund represented 93.05% of the Fund's net assets. Additional Information for this security, including the financial statements, is available from the Securities and Exchange Commission's website at www.sec.gov.

Short Sales of Securities – The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss, unlimited in size, as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box” i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

November 30, 2017 (Unaudited)

Derivative Transactions

As of November 30, 2017 portfolio securities valued at $51,355,555 were held in escrow by the custodian as cover for options written by the Fund.

As of November 30, 2017, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Call options purchased	Investments, at value	$16,170,863	$16,170,863
Put options purchased	Investments, at value	3,307,000	3,307,000
Total Assets		$19,477,863	$19,477,863

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$845,314	$845,314
Put options written	Options written, at value	236,255	236,255
Total Liabilities		$1,081,569	$1,081,569

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the nine month period ended November 30, 2017, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$3,002,162	$3,002,162
Put options purchased	Options purchased	(557,241)	(557,241)
Call options written	Options written	(562,695)	(562,695)
Put option written	Options written	47,428	47,428
		$1,929,654	$1,929,654

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$6,869,306	$6,869,306
Put options purchased	Options purchased	(7,432,278)	(7,432,278)
Futures contracts purchased	Futures contracts	(8,635)	(8,635)
Call options written	Options written	(1,106,530)	(1,106,530)
Put option written	Options written	6,945,385	6,945,385
Futures contracts sold	Futures contracts	(26,497)	(26,497)
		$5,240,751	$5,240,751

For the nine month period ended November 30, 2017, the total amount of all purchased call and put options, as presented in the Fund’s Schedule of Investments, is representative of the volume of activity for these derivative types during the year. There were 50,479 options contracts purchased and 88,993 options contracts written during the period.

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

November 30, 2017 (Unaudited)

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement as of November 30, 2017.

Assets:	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Purchased Options Contracts	$19,477,863	(1)	$	$19,477,863	(1)	$(1,081,569)	(2)	$-	$18,396,294
Total	$19,477,863	(1)	$	$19,477,863	(1)	$(1,081,569)	(2)	$-	$18,396,294

Liabilities:	Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$1,081,569	(3)	$-	$1,081,569	(3)	$1,081,569	(2)	$-	$-
Total	$1,081,569	(3)	$-	$1,081,569	(3)	$1,081,569	(2)	$-	$-

(1)	Purchased options at value as presented in the Schedule of Purchased Options.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.
(3)	Written options at value as presented in the Schedule of Written Options.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2016 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$91,969,134	$7,859	$(80,130)	$(72,271)

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WP Trust

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	January 29, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	January 29, 2018